SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 18, 2021	Feb. 18, 2021	Sep. 02, 2015	Mar. 24, 2015	Dec. 22, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Depreciation expense								$ 1,343	$ 1,343	$ 2,854	$ 4,623
Amortization expense								$ 1,511		$ 3,022
Stock options, exercise price						$ 0.041	$ 0.23	$ 0.041	$ 0.23	$ 0.23	$ 0.23
Stock options exercisable, shares						254,838,889	15,950,000	254,838,889	15,950,000	15,950,000	15,950,000
Stock options, outstanding						465,950,000	15,950,000	465,950,000	15,950,000	15,950,000	15,950,000	15,950,000
Warrants Granted								$ 0
Warrants Outstanding						$ 0		0
Research and development costs						251,776	$ 40,212	508,440	$ 83,832	$ 177,722	$ 264,687
Share issuable from convertible debt								$ 107,000
Antidilutive securities excluded from computation of earnings per share, amount (in Shares)								15,950,000
Convertible debt						$ 2,739,790		$ 2,739,790
Amortization expense										$ 1,511	2,267
Corporate income tax rate										21.00%
Convertible Debt Securities [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Issuable from convertible debt										$ 2,764,184	$ 2,854,033
Share-based Payment Arrangement, Option [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock options granted (in Shares)										12,000,000
Stock options board of directors for services										$ 3,950,000
Outstanding stock options (in Shares)										15,950,000
Employee Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in Shares)										15,950,000	15,950,000
Outstanding stock options (in Shares)										15,950,000
Corporate income tax rate					21.00%
Employee [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock options granted (in Shares)		450,000,000		12,000,000
Stock options, exercise price		$ 0.091
Stock options, expiration or termination description		The options expire, and all rights to purchase the shares shall terminate seven (7) years from the date of grant or termination of employment.
Vesting stock options		400,000,000
Employee [Member] | First Installment Twenty Four Months [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Vesting stock options	8,333,333
Stock options exercisable, shares	200,000,000
Stock options exercisable period	24 months
Employee [Member] | First Installment Thirty Six Months [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Vesting stock options	1,388,889
Stock options exercisable, shares	50,000,000
Stock options exercisable period	36 months
Board of Directors Chairman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock options granted (in Shares)			3,950,000